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                                                         REGISTRATION #333-13087
                                                                          497(d)

                                  VARIABLE ACCOUNT G
                                SUN LIFE CORPORATE VUL

                                      ISSUED BY
                              SUN LIFE ASSURANCE COMPANY
                                   OF CANADA (U.S.)

                               Supplement to Prospectus
                                  Dated May 1, 1998

Effective May 1, 1999, no new Premium Payments or transfers of Account Value will be permitted to be allocated to the following funds: Fidelity VIP II Index 500 Portfolio, Fidelity VIP Money Market Portfolio, and Fidelity VIP II Investment Grade Bond Portfolio. In addition, effective May 1, 1999, no policyholder other than one with contract values allocated to the following funds as of that date may allocate any new Premium Payments or transfers of Account Value to the following funds: Fidelity VIP Growth Portfolio and Fidelity VIP Equity Income Portfolio.

                             The date of this Supplement
                                  is March 4, 1999.